Paycheck Protection Program Loan	9 Months Ended
Sep. 30, 2022
Paycheck Protection Program Loan
Paycheck Protection Program Loan

6.	Paycheck Protection Program Loan

On February 11, 2021, The Company was granted a loan from Washington Federal Bank, in the aggregate amount of $397 thousand, pursuant to the Paycheck Protection Program (“PPP”). The loan was granted under the provisions of the second offering of PPP loans by the Small Business Association. The loan, which was in the form of a Note dated February 11, 2021, issued to the Company, was to mature February 11, 2026 and bore an interest at a rate of 1.0% annually. The Note was allowed to be prepaid by the Borrower at any time prior to the maturity with no prepayment penalties. Funds from the loan were to only be used for payroll costs, costs used to continue group health care benefits, mortgage payments, rent, utilities and interest on other debit obligations incurred before February 15, 2020. On April 13, 2022, the Company received notice that the note was fully forgiven. As a result, the Company recorded Other income in the amount of $397 thousand in its unaudited condensed consolidated statements of operations for the three and nine months ended September 30, 2022.

On April 30, 2020, The Company was granted a loan from Washington Federal Bank, in the aggregate amount of $93 thousand, pursuant to the PPP under Division A, Title 1 of the CARES Act, which was enacted March 27, 2020. This PPP note was fully forgiven on July 12, 2021.